Investment in Equity Investee	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Investment in Equity Investee

Note 6—Investment in Equity Investee

CONTADO is the largest merchant acquirer and ATM network in the Dominican Republic. The Company uses the equity method of accounting to account for its equity interest in CONTADO. As a result of CONTADO’s 19.99% equity interest acquisition in 2011, the Company preliminarily calculated an excess cost of the investment in CONTADO over the amount of underlying equity in net assets of approximately $9.0 million, which was mainly attributed to customer relationships, trademark and goodwill intangibles. The Company’s excess basis allocated to amortizable assets is recognized on a straight-line basis over the lives of the appropriate intangibles. Amortization expense for the years ended December 31, 2012 and 2011 amounted to approximately $0.4 million and $0.3 million, respectively, was recorded as earnings of equity method investments in the consolidated statements of income and comprehensive income. The Company recognized $0.6 million and $0.8 million as equity in CONTADO’s net income, net of amortization, in the consolidated statements of income and comprehensive income for the years ended December 31, 2012 and 2011, respectively. For the years ended December 31, 2012 and 2011, the Company received $1.6 million and $1.5 million, respectively in dividends from CONTADO.

CONTADO fiscal year ends December 31 and is reported in the consolidated statements of income and comprehensive income for the period subsequent to the acquisition date on a one month lag. No significant event occurred in these operations subsequent to November 30, 2012 that would have materially affected our reported results.

The following tables summarize the financial information of CONTADO:

	December 31,
(Dollar amounts in thousands)	2012	2011
Balance Sheet
Current assets	$28,278	$33,249
Noncurrent assets	24,945	26,888
Current liabilities	34,929	41,549
Noncurrent liabilities	3,720	20

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Statement of Income
Total revenues	$40,567	$36,556
Income from operations	9,515	7,210
Net income	4,637	8,261